LEASES - Balance sheet disclosures (Details)	Mar. 31, 2022 USD ($)
Leases
Operating lease right-of-use asset	$ 2,227,300
Operating lease liability - short term	(480,300)
Operating lease liability - long term	(1,747,000)
Deferred rent	(5,500)
Total lease liabilities	$ (2,232,800)